Common Stock and Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Based Compensation Expense

The following represents stock-based compensation expense in the company’s unaudited condensed consolidated statements of operations:

($ in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$96	$90	$135	$90
General and administrative	459	255	925	259
Total	$555	$345	$1,060	$349

Stock-based compensation expense for options included in the consolidated statements of operations is as follows:

($ in thousands)	2022	2021
Research and development	$7	$1
General and administrative	141	13
Total	$148	$14